Note 3 - Material Accounting Policy Information	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of material accounting policy information [text block]
3.	MATERIAL ACCOUNTING POLICY INFORMATION

The accounting policies applied in the preparation of these audited consolidated financial statements have been applied consistently for all years presented except as disclosed in Note 4(a).

The significant judgements the Company made in applying its accounting policies and the key sources of estimation uncertainty arising in the preparation of these consolidated financial statements are discussed in Note 5.

(a)	Foreign currencies

(i)	Foreign currency transactions

Transactions in foreign currencies are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, foreign currency denominated monetary assets and liabilities are translated using the period end foreign exchange rate whereas non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value in a foreign currency are translated using the rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in the consolidated statements of income and comprehensive income.

(ii)	Functional currency and presentation currency

The functional currency of the parent, its subsidiaries, and its associates, including the Juanicipio Mine, is the United States dollar (“US$”).

The Company’s reporting and presentation currency is the US$.

(b)	Inventories

Inventories at Juanicipio include production inventory, and materials and supplies inventory.

All inventories at Juanicipio are measured at the lower of cost and net realizable value. Cost is determined using the weighted average cost method and includes all costs incurred, based on a normal production capacity, in bringing each product to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less any further costs expected to be incurred to completion and estimated costs necessary to make the sale.

(i)	Production inventories

Production inventory consists of stockpiled ore, work-in-process, and concentrate.

The cost of production inventories includes:

●	operating costs, which include employee costs, material costs and contractor expenses which are directly attributable to the extraction and processing of mineralized material;
●	amortization of property, plant and equipment used in the extraction and processing of mineralized material; and
●	related production overheads.

The assumptions used in the valuation of inventories include estimates of the amount of recoverable metal in the stockpile and an assumption of the metal prices expected to be realized when the metal is recovered.

(ii)	Materials and supplies inventory

An allowance for obsolete and slow-moving inventories is determined by reference to specific items of inventory based on usage profile. A regular review is undertaken to determine the extent of such an allowance.

(c)	Investments in associates

The Company conducts the majority of its business through an equity interest in associates. An associate is an entity over which the Company has significant influence, and is neither a subsidiary nor a joint arrangement, and includes the Company’s 44% interest in each of Minera Juanicipio, S.A. de C.V. and Equipos Chaparral, S.A. de C.V., both Mexican incorporated companies (Note 9, “Investment in Juanicipio”). The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.

The Company accounts for its investment in associates using the equity method. The Company aggregates its disclosures required under IFRS for interests in associates effectively involved in advancing the same business objective. Under the equity method, the Company’s investments in associates are initially recognized at cost and subsequently increased or decreased to reflect additional contributions or distributions and to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company's share of earnings and losses of associates are recognized in the consolidated statements of income and comprehensive income during the year. Intercompany interest on loans from the Company to its associates is recorded against its share of income from equity accounted investment, rather than as a separate line item in the consolidated statements of income and comprehensive income. Distributions received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Impairment

At the end of each reporting year, the Company assesses whether there is objective evidence that an investment in associate is impaired. The Company has performed an assessment for impairment indicators of its investments in associates as of December 31, 2023 and noted no impairment indicators. This assessment is generally made with reference to the timing of completing construction of the development project, future production, future silver, gold, lead and zinc prices, future capital requirements, future operating costs, exploration results achieved, and an assessment of the likely operating and estimated cash flow results to be achieved. When there is objective evidence that an investment in associate is impaired, the carrying amount of such investment is compared to its recoverable amount. If the recoverable amount of an investment in associate is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the consolidated statements of income and comprehensive income. When an impairment loss reverses in a subsequent year, the carrying amount of the investment in associate is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in the consolidated statements of income and comprehensive income in the year the reversal occurs.

(d)	Exploration and evaluation assets

With respect to its exploration activities, the Company follows the practice of capitalizing all costs relating to the acquisition, exploration and evaluation of its mining rights. Option payments made by the Company are capitalized until the decision to exercise the option is made. If the option agreement is to exercise a purchase option in an underlying mineral property, the costs are capitalized and accounted for as an exploration and evaluation asset. If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties.  At such time as commercial production commences, the capitalized costs will be depleted on a units-of-production method (“UOP”). If no mineable ore body is discovered, such costs are expensed or written-off in the period in which it is determined the property has no future economic value.

Exploration and evaluation expenditures include acquisition costs of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching and sampling; all costs incurred to obtain permits and other licenses required to conduct such activities, including legal, community, strategic and consulting fees; and activities involved in evaluating the technical feasibility and commercial viability of extracting mineral resources. This includes the costs incurred in determining the most appropriate mining/processing methods and developing feasibility studies. Expenditures incurred on a prospective property prior to the Company obtaining the right to explore it, are expensed in the year in which they are incurred.

When the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the underlying project enters the development phase and exploration and evaluation assets are reclassified to mine development costs. Key considerations in concluding a project has entered development phase include, but are not limited to, sufficient evidence of the probability of the existence of economically recoverable minerals has been obtained, the Board of Directors has approved development of the project and the Company has sufficient financing in place to proceed with development.

Impairment

Management reviews the carrying amount of exploration and evaluation assets for impairment when facts or circumstances suggest that the carrying amount is not recoverable. This review is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration. When the results of this review indicate that indicators of impairment exist, the Company estimates the recoverable amount of the deferred exploration costs and related mining rights by reference to the potential for success of further exploration activity and/or the likely proceeds to be received from sale or assignment of the rights. When the carrying amounts of exploration and evaluation assets are estimated to exceed their recoverable amounts, an impairment loss is recorded in the consolidated statements of income and comprehensive income. If conditions that gave rise to the impairment no longer exist, a reversal of impairment may be recognized in a subsequent year, with the carrying amount of the exploration and evaluation asset increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in the consolidated statements of income and comprehensive income in the year the reversal occurs.

(e)	Property, plant and equipment and mine development costs

Property, plant and equipment are recorded at cost less accumulated amortization and impairment losses. When parts of an item of equipment have different useful lives, they are accounted for as separate equipment items (major components).

Amortization is based on the depreciable amount, which is the cost of the asset, less its expected residual value.

Amortization of the 44% owned Juanicipio mine and plant is a component of the Company’s share of income (loss) from its equity investment in Juanicipio. With the exception of mobile equipment being amortized on a straight-line basis over its useful life, the majority of the Juanicipio mine and plant will be amortized over tonnes processed from proven and probable reserves, on a UOP basis, once each component enters commercial production.

The mine entered commercial production in January 2022 and the plant entered commercial production in June 2023. Upon both the mine and plant entering commercial production, the Company ceased capitalization of oversight expenditures associated with development of the Juanicipio Project and started to amortize such costs on a UOP basis.

Amortization on 100% owned and controlled assets is recognized in the consolidated statements of income and comprehensive income on a declining balance basis or straight-line basis over the estimated useful lives of each part of an item of property and equipment, based on how this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Exploration assets that become a mineable ore body are reclassified to mineral properties.

The amortization rates for 100% owned and controlled assets are as follows:

Building	4% declining balance
Computer and office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-use asset	straight-line over the earlier of the end of the lease term or useful life of the asset

Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

(f)	Provisions

Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:

(i)   The Company has a present obligation (legal or constructive) as a result of a past event;

(ii)  It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii) A reliable estimate can be made of the amount of the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

(i)  By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and

(ii) As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting year and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting year. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision increases in each year to reflect the passage of time. This increase (accretion expense) is included in the consolidated statements of income and comprehensive income for the year.

Closure and reclamation

A provision for mine closure cost is made in respect of the estimated future costs of closure, restoration and for environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) based on a mine closure plan, in the accounting year when the related environmental disturbance occurs. The provision is discounted and the unwinding of the discount is included within finance costs. At the time of establishing the provision, a corresponding asset is capitalized where it gives rise to a future economic benefit and is depreciated over future production from the mine to which it relates. The provision is reviewed on an annual basis for changes in cost estimates, discount rates or life of operations. Changes to estimated future costs are recognized in the statement of financial position by adjusting the mine closure cost liability and the related asset originally recognized.

Decommissioning assets depreciate over the estimated production period of the mining and processing facilities. The depreciation and amortization charge is recognized in the consolidated statements of income and comprehensive income as part of production costs.

(g)	Income taxes

Income tax is comprised of current and deferred tax. Income tax is recognized in the consolidated statements of income and comprehensive income except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on taxable income for the year of each entity in the consolidated group, using tax rates enacted or substantively enacted, at the end of the reporting year.

Deferred income taxes relate to the expected future tax consequences of unused tax losses and unused tax credits and differences between the carrying amount of statement of financial position items and their corresponding tax values. Deferred tax assets, if any, are recognized only to the extent that, in the opinion of management, it is probable that sufficient future taxable profit will be available to recover the asset. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.

(h)	Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through the consolidated statements of income and comprehensive income (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or amortized cost. The Company determines the classification of financial assets at initial recognition.

(i)	Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of income and comprehensive income. Equity instruments that are held for trading and all equity derivative instruments are classified as FVTPL.

(ii)	Financial assets at FVTOCI

Equity instruments that are designated at FVTOCI are initially recorded at fair value plus transaction costs with all subsequent changes in fair value recognized in other comprehensive income (loss). For investments in equity instruments that are not held for trading, the Company can make an irrevocable election (on an instrument-by-instrument basis) at initial recognition to classify them as FVTOCI. On the disposal of the investment, the cumulative change in fair value in other comprehensive income (loss) is not recycled to the consolidated statements of income and comprehensive income but transferred only within equity.

(iii)	Financial assets at amortized cost

Financial assets are classified at amortized cost if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the assets’ contractual cash flows are comprised solely of payments of principal and interest. The Company’s loans to Mineria Juanicipio, S.A. de C.V. and Equipos Chaparral, S.A. de C.V., and accounts receivable are recorded at amortized cost as they meet the required criteria. A provision is recorded based on the expected credit losses for the financial asset and reflects changes in the expected credit losses at each reporting year (see impairment below).

Impairment

IFRS 9 requires an ‘expected credit loss’ model to be applied which requires a loss allowance to be recognized based on expected credit losses. This applies to financial assets measured at amortized cost. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition.

Financial liabilities

Financial liabilities are initially recorded at fair value and subsequently measured at amortized cost, unless they are required to be measured at FVTPL (such as derivatives) or the Company has elected to measure at FVTPL. The Company’s financial liabilities include trade and other payables which are classified at amortized cost.

(i)	Debt

Debt is initially recorded at fair value, net of transaction costs incurred. Debt is subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of income and comprehensive income over the period of the debt using the effective interest method.

(j)	Share capital

The Company records proceeds from share issuances net of issue costs. The Company records proceeds from the exercise of stock options as share capital in the amount for which the option enabled the holder to purchase a share in the Company. Share capital issued for non-monetary consideration is recorded at the fair value of the non-monetary consideration received, or at the fair value of the shares issued if the fair value of the non-monetary consideration cannot be measured reliably, on the date of issue.

(k)	Share-based compensation

The fair value of equity-settled share-based compensation awards are estimated as of the date of the grant and recorded as share-based compensation expense in the consolidated statements of income and comprehensive income over their vesting periods, with a corresponding increase in equity. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met. Market price performance conditions are included in the fair value estimate on the grant date with no subsequent adjustment to the actual number of awards that vest. Forfeiture rates are estimated on grant date, and adjusted for actual forfeitures at each reporting year. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. Share based compensation awards with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

The fair value of stock options is estimated using the Black-Scholes option valuation model. The fair value of restricted and deferred share units, is based on the fair market value of a common share equivalent on the date of grant. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model and the fair value of performance share units with non-market performance conditions is based on the fair market value of a common share equivalent on the date of grant.

(l)	Revenue

The Juanicipio Mine recognizes revenue for silver, gold, lead and zinc from concentrate sales, net of treatment and refining charges, when it satisfies the performance obligation of transferring control of the concentrate to the customer. This generally occurs as material is received at the customer’s plant, as the customer has the ability to direct the use of and obtain substantially all of the remaining benefits from the material and the customer has the risk of loss. The Juanicipio revenues are based on estimated metal quantities based on assay data and on a provisional price. The receivable is marked to market for changes in price differences each year prior to final settlement. The Juanicipio Mine also adjusts estimated metal quantities used in computing provisional revenues based on new information and assay data from the smelter/refinery as it is received (if any). MAG only includes in the transaction price the amount which is not highly likely to be subject to significant subsequent revenue reversal. A provisional payment is generally due by the 15th of the month following delivery of the concentrate to the customer. Final payment is due upon final settlement of price and quantity in accordance with the contractual terms of the sale.

(m)	Income per common share

Basic income per share is based on the weighted average number of common shares outstanding during the year.

Diluted income per share is computed using the weighted average number of common and potential common shares outstanding during the year. Common equivalent shares consist of the incremental common shares upon the assumed exercise of stock options and warrants, and upon the assumed conversion of deferred share units and units issued under the Company’s share unit plan, to the extent their inclusion is not anti-dilutive.

(n)	Asset acquisitions

Upon the acquisition of an asset or a group of assets and liabilities that does not constitute a business, the Company identifies and recognizes the individual identifiable assets acquired and liabilities assumed. The cost of the group is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event does not give rise to goodwill.